Equity (Composition) (Details) - shares shares in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Ordinary shares of Israeli Shekel 1 par value (in millions) [Member]
Disclosure of classes of share capital [Line Items]
Number of shares authorized	1,485	1,485
Number of shares issued and paid	1,314	1,312	1,305
Number of Special State shares of Israeli Shekel 1 par value [Member]
Disclosure of classes of share capital [Line Items]
Number of shares authorized	1	1
Number of shares issued and paid	1	1